Estimates and areas where judgment is significant in the application of the Company's accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Provision for legal and tax administrative proceedings

(a)       Provision for legal and tax administrative proceedings

The legal and administrative tax proceedings are analyzed by the Management along with its legal advisors (internal and external). The Company considers factors in its analysis such as hierarchy of laws, precedents available, recent court judgments, their relevance in the legal system and payment history. These assessments involve Management’s judgment (note 23).

Fair value of derivatives and other financial instruments

(b)       Fair value of derivatives and other financial instruments

The financial instruments presented in the balance sheet at fair value are measured using valuation techniques that consider observable data or observable data derived from the market (Note 36).

Unbilled revenues

(c)       Unbilled revenues

Since some cut dates for billing occur at intermediate dates within the months of the year, as the end of each month there are revenues earned by the Company, but not yet invoiced to its customers. These unbilled revenues are recorded based on estimate that takes into consideration historical consumption data, number of days elapsed since the last billing date, among others (note 27).

Leases

(d)       Leases

The Company has a significant number of the lease contracts in which it acts a lessee (Note 17), and with the adoption of the accounting standard IFRS 16 – Leases, on January 1, 2019, certain judgments were exercised by the Company’s management in measuring lease liabilities and right-of-use assets, such as: (i) estimate of the lease term, considering non-cancellable period and the period covered by options to extend the contract term, when the exercise depends only from the Company, and this exercise is reasonably certain; and (ii) using certain assumptions to calculate the discount rate.

The Company is not able to readily determine the interest rate implicit in the lease and, therefore, it uses its incremental borrowing rate (IBR) on loans to measure lease liabilities. IBR on the lessee’s loan is the interest rate that the lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The Company estimates the IBR using observable data (such as market interest rates) when available and considers aspects that are specific to the Company (such as the cost of debt) in this estimate.